Investment Strategy - T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio	Apr. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. dollar-denominated mortgage-backed securities. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Mortgage-backed securities are debt obligations that are backed by pools of mortgages or that represent claims to cash flows from pools of mortgage loans. The fund may invest in a wide range of mortgage-backed securities, including pass-through certificates and other securities that are backed or issued by the U.S. government and its agencies (such as the Government National Mortgage Association, the Federal National Mortgage Association, or the Federal Home Loan Mortgage Corporation), mortgage-related securities issued by private banks and other non-governmental issuers, agency and non-agency collateralized mortgage obligations, and other types of mortgage-backed securities as they become available.

Mortgage pass-through certificates entitle the holder to a proportionate share of principal and interest payments made on an underlying pool of mortgage loans. The timely payment of interest and principal on securities issued by the Government National Mortgage Association is guaranteed by the full faith and credit of the U.S. government, while securities issued by the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation provide certain guarantees but are not backed by the full faith and credit of the U.S. government. Collateralized mortgage obligations take the cash flows from other mortgage-backed securities and segregate them into different classes, known as tranches, with various payment schedules and other features.

Under normal conditions, all of the securities purchased by the fund will be rated investment grade (those above BBB- or an equivalent rating) at the time of purchase by at least one credit rating agency or, if unrated, deemed to be investment-grade quality by the adviser. If a security is split-rated (i.e., assigned different ratings by different credit rating agencies), the higher rating will be used for purposes of this requirement. There is no limit on the maturity of individual securities in the fund’s portfolio or on the fund’s overall weighted average maturity, which will vary and can be influenced by various factors such as the general level of interest rates and principal prepayments of certain mortgage-backed securities.

In selecting securities, the portfolio manager may weigh the characteristics of various types of mortgage-backed securities and examine yield relationships in the context of the outlook for interest rates and the economy. For example, if interest rates seem likely to fall, the portfolio manager may purchase mortgage-backed securities expected to have below-average prepayment rates with longer maturities and allocate some assets to bonds or other securities that could appreciate in that environment.

The fund may also purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date, but the delivered securities must meet specified terms and standards. The fund will generally enter into TBA transactions with the intention of taking possession of the underlying mortgage-backed securities. However, in an effort to obtain underlying mortgage-backed securities on more preferable terms or to enhance returns, the fund may extend the settlement by entering into “dollar roll” transactions in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price. The fund also expects to engage in short sales of TBA mortgages, including short sales on TBA mortgages the fund does not own, to potentially enhance returns or manage risk.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. dollar-denominated mortgage-backed securities.